Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017
Payables and Accruals [Abstract]
Compensation and benefits	$ 3,296	$ 2,500		$ 1,662
Research and development costs	9,362	6,659		339
UCLB milestone	638	653	$ 500	0
Professional fees	4,130	3,099		300
Deferred rent	561	569		197
Other liabilities	1,067	623		589
Total accrued expenses and other liabilities	19,054	14,103		3,087
Taxes payable	600
Current portion of long term debt and leases	$ 400	$ 400		$ 400